Capital and Reserves - Common Stock and Additional Paid-In Capital (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	280,000,000
Beginning balance (in shares)	36,790,818	36,539,859	36,324,554
Conversion of shares (in shares)	0
Repurchased common stock (in shares)	0
Restricted shares issued, directors (in shares)	63,000	57,000	63,000
Restricted shares vested (in shares)	191,173	193,959	152,305
Ending balance (in shares)	37,230,208	36,790,818	36,539,859
Restricted shares issued, Executives	185,217
“Class A”
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	40,000,000
Beginning balance (in shares)	6,342,189	6,342,189	6,342,189
Conversion of shares (in shares)	0
Repurchased common stock (in shares)	0
Restricted shares issued, directors (in shares)	0	0	0
Restricted shares vested (in shares)	0	0	0
Ending balance (in shares)	6,342,189	6,342,189	6,342,189
Restricted shares issued, Executives	0
“Class B”
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	40,000,000
Beginning balance (in shares)	1,712,034	2,089,075	2,089,075
Conversion of shares (in shares)	(884,460)
Repurchased common stock (in shares)	(1)
Restricted shares issued, directors (in shares)	0	0	0
Restricted shares vested (in shares)	0	0	0
Ending balance (in shares)	827,573	1,712,034	2,089,075
Restricted shares issued, Executives	0
“Class E”
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	100,000,000
Beginning balance (in shares)	28,736,595	28,108,595	27,893,290
Conversion of shares (in shares)	884,460
Repurchased common stock (in shares)	1
Restricted shares issued, directors (in shares)	63,000	57,000	63,000
Restricted shares vested (in shares)	191,173	193,959	152,305
Ending balance (in shares)	30,060,446	28,736,595	28,108,595
Restricted shares issued, Executives	185,217
“Class F”
Disclosure of share capital, reserves and other equity interest [Line Items]
Number of shares authorized (in shares)	100,000,000
Beginning balance (in shares)	0	0	0
Conversion of shares (in shares)	0
Repurchased common stock (in shares)	0
Restricted shares issued, directors (in shares)	0	0	0
Restricted shares vested (in shares)	0	0	0
Ending balance (in shares)	0	0	0
Restricted shares issued, Executives	0